21. Employees benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employees Benefits Tables Abstract
Pension plan benefits
	December 31, 2018	December 31, 2017
Funded plan – G1 (i)
Present value of defined benefit obligations	2,532,338	2,319,841
Fair value of the plan’s assets	(2,168,436)	(1,931,380)

Net liabilities recognized for defined benefit obligations	363,902	388,461

Unfunded plan – G0 (iii)
Present value of defined benefit obligations	2,606,107	2,543,877

Net liabilities recognized for defined benefit obligations	2,606,107	2,543,877

Liability as per statement of financial position – pension obligations (*)	2,970,009	2,932,338

(Gains)/losses, due to changes in assumptions
	G1 Plan	G0 Plan	Total
As of December 31, 2018
Actuarial gains/(losses) on obligations	(114,188)	(10,783)	(124,971)
Gains/(losses) on financial assets	113,869	-	113,869
Total gains/(losses)	(319)	(10,783)	(11,102)
Deferred income tax and social contribution - G1 Plan	108	-	108
Valuation adjustments to equity	(211)	(10,783)	(10,994)

	G1 Plan	G0 Plan	Total
As of December 31, 2017
Actuarial gains/(losses) on obligations	305,511	51,535	357,046
Gains/(losses) on financial assets	52,083	-	52,083
Total gains/(losses)	357,594	51,535	409,129
Deferred income tax and social contribution - G1 Plan	(121,582)	-	(121,582)
Valuation adjustments to equity	236,012	51,535	287,547

	G1 Plan	G0 Plan	Total
As of December 31, 2016
Actuarial gains/(losses) on obligations	(541,783)	(241,711)	(783,494)
Gains/(losses) on financial assets	192,458	-	192,458
Total gains/(losses)	(349,325)	(241,711)	(591,036)
Deferred income tax and social contribution - G1 Plan	118,770	-	118,770
Valuation adjustments to equity	(230,555)	(241,711)	(472,266)

Reconciliation of defined benefit obligations
	2018	2017
Defined benefit obligation, beginning of the year	2,319,841	2,465,721
Current service cost	13,905	17,582
Interest cost	213,201	260,409
Actuarial (gains)/losses recorded as other comprehensive income	114,188	(305,511)
Benefits paid	(128,797)	(118,360)

Defined benefit obligation, end of the year	2,532,338	2,319,841

Fair value of plan
	2018	2017
Fair value of the plan’s assets, beginning of the year	1,931,380	1,712,551
Expected return on the plan assets	179,449	183,689
Expected Company’s contributions	36,199	48,742
Expected participants’ contributions	36,336	52,675
Benefits paid	(128,797)	(118,360)
Actuarial gains/(losses) recorded as other comprehensive income	113,869	52,083
Fair value of the plan’s assets, end of the year	2,168,436	1,931,380

(Deficit)/Surplus	(363,902)	(388,461)

Amounts recognized in income statement
	2018	2017	2016
Current service expenses	(22,431)	(35,093)	13,562
Interest cost rate	213,201	260,409	285,227
Expected return on the plan’s assets	(179,449)	(183,689)	(201,778)
Total expenses	11,321	41,627	97,011

Benefit plan expenses recognized by employer
Estimated expenses	2019
Service cost	8,610
Interest cost rates	224,429
Participants’ contribution	(31,712)
Net profitability on financial assets	(192,965)
Expense to be recognized by the employer	8,362

Actuarial assumptions
	2018	2017	2016

Discount rate – actual rate (NTN-B)	4.91% p.a.	5.35% p.a.	5.74% p.a.
Inflation rate	4.01% p.a.	3.96% p.a.	4.87% p.a.
Expected rate of return on assets	9.12% p.a.	9.52% p.a.	10.89% p.a.
Future salary increase	6.09% p.a.	6.04% p.a.	6.97% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

Sensitivity analysis of benefit plans

Plan – G1	Change in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$263,661
	Decrease of 1.0%	Increase of R$319,455
Life expectation	Increase of 1 year	Increase of R$48,558
	Decrease of 1 year	Decrease of R$49,705
Wage increase rate	Increase of 1.0%	Increase of R$31,418
	Decrease of 1.0%	Decrease of R$27,019

Plan assets
		December 31, 2018	December 31, 2017
Fixed income
- NTNBs		1,225,738	1,064,935
- NTNCs		163,966	146,495
Government bonds in own portfolio	(a)	1,389,704	1,211,430
Fixed income fund quotas	(b)	87,939	260,352
Private credit investment fund quotas	(c)	-	135,454
Debentures		-	3,902
Total fixed income		1,477,643	1,611,138

Equities
Stocks investment fund quotas	(d)	249,740	195,459
Shares		-	3,903
Total equities		249,740	199,362

Structured investments
Equity investment fund quotas	(e)	121,043	86,193
Real estate investment fund quotas	(f)	-	27,170
Multimarket investment fund quotas	(g)	310,785	-
Total structured investments		431,828	113,363

Other	(h)	9,225	7,517

Fair value of the plan’s assets		2,168,436	1,931,380

Defined benefit obligation
	2018	2017
Defined benefit obligation, beginning of the year	2,543,877	2,512,080
Current interest expense and service costs	232,248	262,873
Actuarial (gains)/losses recorded as other comprehensive income	10,783	(51,535)
Benefits paid	(180,801)	(179,541)

Defined benefit obligation, end of the year	2,606,107	2,543,877

Amounts recognized in income statement
	2018	2017	2016

Current interest expense and service costs	232,248	262,873	282,117
Amount received from GESP (undisputed amount)	(96,282)	(95,191)	(96,709)
Total expenses	135,966	167,682	185,408

Expense related to defined benefit plan
Estimated expenses	2019

Interest cost rate	227,367
Expense to be recognized	227,367

Main actuarial assumptions used
	2018	2017	2016

Discount rate – actual rate (NTN-B)	4.84% p.a.	5.30% p.a.	5.71% p.a.
Inflation rate	4.01% p.a.	3.96% p.a.	4.87% p.a.
Future salary increase	6.09% p.a.	6.04% p.a.	6.97% p.a.
Mortality table	AT-2000	AT-2000	AT-2000

Actuarial assumptions unfunded plan

Plan – G0	Changes in assumption	Impact on present value of the defined benefit obligations
Discount rate	Increase of 1.0%	Decrease of R$233,665
	Decrease of 1.0%	Increase of R$275,063
Life expectation	Increase of 1 year	Increase of R$81,430
	Decrease of 1 year	Decrease of R$81,436
Wage growth rate	Increase of 1.0%	Increase of R$280,410
	Decrease of 1.0%	Decrease of R$241,841